Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–155.92%(a)

Alabama–1.54%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)	5.00%	11/15/2046	$ 4,500	$ 4,585,813
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	395	388,849
Series 2016, RB	5.75%	06/01/2045	20	17,745
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	920	948,757
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(c)	4.00%	12/01/2031	1,480	1,424,733
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	1,405	1,494,029
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	860	714,110
				9,574,036

Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	358,161

Arizona–1.94%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,905	1,928,469
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Capmus); Series 2020 A, RB(d)	5.00%	12/15/2040	250	241,352
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,204,272
Series 2017, Ref. RB	5.00%	11/15/2045	980	825,399
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	694,397
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(d)	5.00%	07/01/2054	550	490,939
Series 2021, RB(d)	4.00%	07/01/2051	875	653,458
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(d)	6.50%	07/01/2034	435	447,373
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(d)	5.00%	06/15/2052	360	316,297
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(d)	5.25%	07/01/2048	1,175	1,061,854
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,555	1,109,197
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);
Series 2014 A, RB	5.00%	08/01/2032	1,050	1,070,386
Series 2014 A, RB	5.25%	08/01/2032	2,000	2,047,790
				12,091,183

California–22.87%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(e)(f)	0.00%	08/01/2035	3,010	1,865,723
Series 2009 B, GO Bonds (INS - AGC)(e)(f)	0.00%	08/01/2036	2,675	1,577,554
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(g)(h)	5.00%	04/01/2027	2,325	2,560,420
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(f)	0.00%	08/01/2026	2,720	2,438,526
Series 2009, GO Bonds(f)	0.00%	08/01/2031	5,270	3,924,690
California (State of);
Series 2013, GO Bonds	5.00%	04/01/2037	1,800	1,810,135
Series 2020, GO Bonds (INS - BAM)(e)	3.00%	11/01/2050	2,350	1,812,914
Series 2022, GO Bonds	5.25%	09/01/2047	1,505	1,707,764
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(d)	5.00%	04/01/2049	835	714,334
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,175	3,907,160

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	$ 482	$ 467,784
Series 2021 A, RB	3.25%	08/20/2036	320	276,192
Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	819	739,612
California (State of) Infrastructure & Economic Development Bank;
Series 2003 A, First Lien Bay Area Toll Bridges RB(b)(c)(g)	5.00%	07/01/2028	3,300	3,682,375
Series 2003 A, RB(b)(c)(g)	5.00%	01/01/2028	6,700	7,476,337
Series 2003 A, RB(c)(g)	5.00%	01/01/2028	4,500	4,986,819
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(d)	5.00%	06/01/2048	195	172,944
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,330	1,349,788
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(e)	4.00%	05/15/2040	550	541,145
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2043	2,000	2,022,914
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	1,680	1,630,603
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(d)	5.00%	08/01/2039	250	234,898
California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(i)	5.00%	07/01/2027	945	945,439
Series 2012, RB(d)(i)	5.00%	07/01/2030	1,400	1,400,398
Series 2012, RB(d)(i)	5.00%	07/01/2037	3,075	3,015,625
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	755	760,398
Series 2016 A, RB(d)	5.00%	12/01/2041	1,275	1,275,298
Series 2016 A, RB(d)	5.25%	12/01/2056	995	991,009
California (State of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(f)	0.00%	06/01/2055	10,335	884,342
California (State of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	250	230,181
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	80	80,030
Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2055	1,680	306,110
California State University; Series 2019 A, RB(b)	5.00%	11/01/2049	2,130	2,282,675
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(e)(f)	0.00%	08/01/2029	1,360	1,083,699
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(d)	3.13%	08/01/2056	840	558,193
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(d)	4.00%	09/01/2056	840	640,336
Series 2021, RB(d)	4.00%	08/01/2056	505	386,312
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(f)	0.00%	08/01/2043	2,120	851,590
Series 2009, GO Bonds(f)	0.00%	08/01/2044	1,090	414,786
Series 2009, GO Bonds(f)	0.00%	08/01/2045	6,270	2,271,957
Series 2009, GO Bonds(f)	0.00%	08/01/2048	4,610	1,425,521
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(f)	0.00%	08/01/2031	4,155	3,075,932
Series 2009 A, GO Bonds(f)	0.00%	08/01/2032	3,165	2,247,957
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(c)(g)	5.00%	06/01/2023	3,200	3,241,450
Series 2021 B-2, Ref. RB(f)	0.00%	06/01/2066	4,070	438,186
Los Angeles (City of), CA Department of Airports; Series 2019 A, Ref. RB(i)	5.00%	05/15/2034	905	966,346
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(i)	5.50%	05/15/2035	1,750	1,977,137
Series 2022 G, RB(i)	5.50%	05/15/2037	1,985	2,221,012
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2022, Ref. RB(i)	4.00%	05/15/2039	2,050	1,972,700
Series 2022, Ref. RB(i)	4.00%	05/15/2040	700	672,709
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, Ref. RB	5.00%	07/01/2050	2,350	2,538,221
Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS - AGC)(e)(f)	0.00%	08/01/2034	1,665	1,056,506
Series 2009 C, GO Bonds (INS - AGC)(e)(f)	0.00%	08/01/2035	300	180,268
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(e)(f)	0.00%	08/01/2029	3,350	2,713,514

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	$ 895	$ 991,950
Series 2009 B, RB	6.50%	11/01/2039	585	709,789
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	1,985	1,791,421
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(f)	0.00%	08/01/2028	2,400	1,995,795
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(e)(f)	0.00%	08/01/2034	3,825	2,466,303
Series 2009 B, GO Bonds (INS - AGM)(e)(f)	0.00%	08/01/2035	4,120	2,519,085
Series 2009 B, GO Bonds (INS - AGM)(e)(f)	0.00%	08/01/2036	300	174,100
Series 2009 B, GO Bonds (INS - AGM)(e)(f)	0.00%	08/01/2037	1,785	982,611
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(f)	0.00%	08/01/2028	7,840	6,534,145
Series 2009 A, GO Bonds(f)	0.00%	08/01/2031	8,475	6,268,674
Regents of the University of California; Series 2013 AI, RB(b)	5.00%	05/15/2033	6,000	6,064,603
Regents of the University of California Medical Center; Series 2022 P, RB(b)(h)	4.00%	05/15/2053	5,430	5,123,521
Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(e)	5.50%	08/01/2047	1,305	1,466,154
Series 2022 A, GO Bonds (INS - BAM)(e)	5.50%	08/01/2052	1,590	1,777,642
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(i)	5.00%	05/01/2037	665	697,183
Series 2021 A, Ref. RB(i)	5.00%	05/01/2036	610	650,547
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(e)(f)	0.00%	09/01/2030	1,600	1,233,258
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	570	577,141
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(f)	0.00%	06/01/2041	3,445	1,185,731
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB	5.00%	09/01/2031	2,450	2,548,282
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(f)	0.00%	08/01/2033	11,350	7,846,743
				142,611,146

Colorado–5.15%
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	450,701
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	747,788
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	911,581
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(d)	5.00%	12/01/2047	1,680	1,513,804
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	572,709
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,680	3,729,710
Series 2019 A-2, Ref. RB(b)	5.00%	08/01/2044	1,260	1,277,020
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,399,326
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(c)(g)	5.00%	06/01/2027	580	630,807
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	488,607
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	433,141
Denver (City & County of), CO;
Series 2018 A, RB(b)(i)	5.25%	12/01/2048	5,740	5,928,750
Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	1,710	1,766,230
Series 2022 A, RB(i)	5.00%	11/15/2047	2,985	3,079,839
Series 2022 A, RB(i)	5.50%	11/15/2053	615	655,980
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	387,114
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2041	725	648,351
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	698,611
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	815	646,549
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	645	565,183
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	750	759,930
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	700	654,101
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	439,914
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	337,590
Sky Ranch Community Authority Board; Series 2022 A, GO Bonds	5.75%	12/01/2052	500	458,130

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	$ 465	$ 435,383
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	452,483
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,335	871,410
Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,070	1,173,615
				32,114,357

District of Columbia–3.91%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(e)	5.00%	02/01/2031	550	550,837
Series 2014 C, GO Bonds(b)	5.00%	06/01/2035	6,060	6,230,065
Series 2022 A, RB	5.00%	07/01/2047	1,670	1,836,906
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	310	295,380
District of Columbia Water & Sewer Authority;
Series 2013 A, RB(b)(c)(g)	5.00%	10/01/2023	6,000	6,118,793
Series 2022, RB(b)	5.00%	10/01/2044	5,805	6,280,733
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	1,670	1,628,168
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,460,148
				24,401,030

Florida–8.28%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(d)	5.00%	11/15/2061	1,075	735,031
Series 2022 B, RB(d)	6.50%	11/15/2033	100	86,926
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	500	441,039
Broward (County of), FL;
Series 2017, RB(b)(h)(i)	5.00%	10/01/2047	3,615	3,650,527
Series 2019 B, RB(i)	4.00%	09/01/2044	840	751,968
Series 2022 A, RB	4.00%	10/01/2047	2,410	2,336,636
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,360	3,054,561
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(d)	6.00%	07/01/2050	250	226,657
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(d)	5.00%	07/01/2037	1,380	1,186,780
Central Florida Expressway Authority; Series 2019 B, RB(b)	5.00%	07/01/2049	2,390	2,500,202
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $2,198,211)(d)(k)(l)	7.75%	05/15/2035	2,250	1,440,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(c)(g)	6.00%	04/01/2023	1,250	1,264,487
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,980	2,980,404
Florida Development Finance Corp.; Series 2022 A, Ref. RB(c)(d)(i)	7.25%	10/03/2023	835	829,834
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(d)(i)	7.38%	01/01/2049	670	597,454
Greater Orlando Aviation Authority;
Series 2017 A, RB(i)	5.00%	10/01/2052	510	512,669
Series 2019 A, RB(i)	4.00%	10/01/2044	1,000	925,657
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	582,787
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	249,137
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	902,975
Lee (County of), FL;
Series 2021 B, RB(i)	5.00%	10/01/2034	1,030	1,103,069
Series 2022, RB	5.25%	08/01/2049	4,180	4,511,519
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(e)	5.00%	03/15/2052	1,980	2,131,332
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	807,103
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	3,150	2,950,959
Subseries 2021 B-1, Ref. RB(i)	4.00%	10/01/2050	985	885,204
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB	5.00%	04/01/2053	3,820	3,937,602
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(e)	5.00%	07/01/2035	3,415	3,429,482

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2044	$ 1,000	$ 288,741
Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2048	1,500	338,890
Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2051	600	113,176
Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2052	455	80,758
Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2054	390	61,645
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	505	450,244
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	825	883,038
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,675	1,512,000
South Carolina (State of) Jobs-Economic Development Authority (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	840	605,293
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,340,688
Tampa (City of), FL; Series 2020 A, RB(f)	0.00%	09/01/2049	3,340	926,919
				51,613,393

Georgia–1.39%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	3,110	2,496,266
Brookhaven Development Authority;
Series 2020, RB(b)	4.00%	07/01/2044	1,175	1,156,604
Series 2020, RB(b)	4.00%	07/01/2049	2,205	2,117,514
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	500	344,751
Main Street Natural Gas, Inc.;
Series 2021 A, RB(c)	4.00%	09/01/2027	1,340	1,343,069
Series 2021 C, RB(c)	4.00%	12/01/2028	1,235	1,207,583
				8,665,787

Hawaii–0.77%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(g)	5.50%	07/01/2043	3,000	3,029,199
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP(i)	5.00%	08/01/2028	1,775	1,790,922
				4,820,121

Idaho–0.41%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,800	1,357,335
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(d)	3.75%	09/01/2051	1,675	1,211,323
				2,568,658

Illinois–13.77%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	630	634,987
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	395	397,831
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	315	317,260
Series 2008, Ref. RB (INS - AGM)(e)	5.00%	11/01/2027	280	282,526
Series 2014, RB	5.00%	11/01/2044	765	766,073
Series 2014, Ref. RB(c)(g)	5.00%	01/01/2024	1,000	1,025,490
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,145	3,175,898
Series 2017 A, RB	5.00%	01/01/2047	2,500	2,505,537
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(i)	5.00%	01/01/2046	790	790,308
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,595	1,646,693
Series 2017 D, RB	5.25%	01/01/2042	1,265	1,307,616
Series 2017 D, RB(i)	5.00%	01/01/2052	5,000	5,033,608
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,487,310
Series 2022 A, RB (INS - AGM)(e)(i)	5.50%	01/01/2053	1,390	1,461,557

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	$ 955	$ 901,502
Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2029	1,000	1,048,961
Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2031	625	653,088
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	995	995,000
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	504,625
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2046	1,375	1,282,560
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(i)	5.50%	01/01/2031	2,280	2,282,586
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,550	1,552,310
Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,100	1,101,299
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	2,970	3,014,498
Illinois (State of);
Series 2013, GO Bonds (INS - AGM)(e)	5.25%	07/01/2029	1,880	1,896,942
Series 2014, GO Bonds	5.25%	02/01/2033	1,100	1,113,487
Series 2014, GO Bonds	5.00%	05/01/2035	285	287,267
Series 2014, GO Bonds	5.00%	05/01/2036	1,000	1,007,060
Series 2016, GO Bonds	5.00%	11/01/2036	715	727,531
Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,760,339
Series 2017 D, GO Bonds	5.00%	11/01/2024	115	118,048
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,840	1,914,005
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,187,392
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,097,803
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(c)(g)	5.00%	09/01/2024	1,250	1,299,386
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	360	360,307
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	670	540,108
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,440	2,449,445
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(c)(g)	6.75%	08/15/2023	1,430	1,466,378
Illinois (State of) Finance Authority (Roosevelt University); Series 2019 A, RB(d)	6.13%	04/01/2058	965	927,883
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,940	1,957,745
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	280	271,342
Series 2017, Ref. RB	5.25%	02/15/2037	200	196,257
Series 2017, Ref. RB	5.25%	02/15/2047	835	782,799
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(e)(f)	0.00%	12/15/2029	3,520	2,607,229
Series 2002, RB (INS - AGM)(e)(f)	0.00%	12/15/2029	2,500	1,887,808
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	2,015	2,016,909
Illinois (State of) Regional Transportation Authority;
Series 2000, RB (INS - NATL)(e)	6.50%	07/01/2030	2,280	2,676,913
Series 2018 B, RB	5.00%	06/01/2040	2,285	2,483,595
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(e)	5.25%	06/15/2031	1,060	1,087,340
Series 2014, Ref. RB (INS - AGM)(e)	5.25%	06/15/2032	965	989,307
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(b)	5.00%	01/01/2038	12,300	12,313,790
Sales Tax Securitization Corp.; Series 2018 A, RB(b)	5.00%	01/01/2048	4,150	4,247,692
				85,841,230

Indiana–2.73%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	460	414,415
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(c)(g)(i)	5.00%	07/01/2023	500	506,097
Series 2013 A, RB(c)(g)(i)	5.00%	07/01/2023	510	516,218
Series 2013, RB(c)(g)(i)	5.00%	07/01/2023	3,365	3,406,029
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,630	1,587,132
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(b)(c)(g)	5.00%	02/01/2023	9,000	9,036,965
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	6.75%	01/01/2034	1,500	1,539,607
				17,006,463

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–0.96%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	$ 1,625	$ 1,155,309
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	420	382,874
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	5.00%	12/01/2042	2,735	2,644,389
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	500	443,114
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,395	1,387,321
				6,013,007

Kansas–0.38%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,505,422
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	849,896
				2,355,318

Kentucky–2.34%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(d)(i)	4.70%	01/01/2052	665	589,088
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(m)	3.25%	02/01/2025	700	701,417
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,770	2,778,622
Series 2015 A, RB	5.00%	01/01/2045	390	386,912
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	955	958,826
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	948,154
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(c)(g)	5.75%	07/01/2023	1,000	1,015,025
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(e)	5.00%	09/01/2044	3,860	4,153,367
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,049,502
				14,580,913

Louisiana–0.87%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(d)	3.90%	11/01/2044	910	679,558
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	1,145	1,155,989
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,783,132
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,030	1,051,520
Series 2013 A, Ref. RB	5.25%	05/15/2035	750	761,627
				5,431,826

Maryland–1.63%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(d)	4.50%	02/15/2047	1,500	1,316,927
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2015, Ref. RB(c)(g)	5.00%	07/01/2025	4,250	4,502,572
Series 2016, Ref. RB	5.00%	07/01/2047	720	728,237
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(c)(g)	5.00%	07/01/2024	1,465	1,517,655
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	821,448
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	669,549
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 B, RB	4.25%	11/01/2037	175	144,180
Series 2017 B, RB	5.00%	11/01/2047	550	476,138
				10,176,706

Massachusetts–2.96%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2022, RB(b)	5.00%	07/01/2052	2,505	2,760,189
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,125	3,151,442

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(i)	5.00%	07/01/2036	$ 1,005	$ 1,068,115
Series 2021 E, RB(i)	5.00%	07/01/2046	1,055	1,099,954
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(e)	5.25%	08/01/2031	2,000	2,369,317
University of Massachusetts Building Authority; Series 2022 1, RB	5.00%	11/01/2052	7,550	8,022,289
				18,471,306

Michigan–2.97%
Academy of Warren; Series 2020 A, RB(d)	5.00%	05/01/2035	290	249,530
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	255,868
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, RB (INS -AGM)(b)(e)(h)	5.00%	07/01/2036	2,000	2,038,226
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	2,360	1,885,207
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	320	291,678
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(b)	5.00%	04/15/2041	2,715	2,822,903
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	812,927
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	550	564,344
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	550	566,488
Series 2015, RB	5.00%	07/01/2035	1,190	1,225,547
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	645	655,298
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	158,601
Series 2020, Ref. RB	5.00%	06/01/2045	490	425,042
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(b)(g)(h)	5.00%	12/01/2046	3,655	3,711,122
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(d)	5.00%	07/01/2026	500	459,289
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(c)(i)	4.00%	10/01/2026	1,690	1,634,507
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	12/31/2032	750	766,497
				18,523,074

Minnesota–0.20%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	324,187
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	590	595,983
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	350,704
				1,270,874

Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,115	739,982

Missouri–2.17%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	980	982,583
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	4,700	4,770,670
Series 2019 B, RB (INS - AGM)(e)(i)	5.00%	03/01/2049	1,005	1,024,881
Series 2019 B, RB(i)	5.00%	03/01/2054	1,025	1,029,533
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	392,095
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	312,192
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	2,000	1,753,415
Series 2013 A, RB	5.50%	09/01/2033	1,375	1,373,768
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,070	1,888,365
				13,527,502

Nebraska–1.16%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	3,873,661

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	$ 1,000	$ 1,003,864
Omaha Public Power District; Series 2022, RB(b)(h)	5.25%	02/01/2052	2,080	2,320,740
				7,198,265

New Hampshire–0.44%
New Hampshire (State of) Business Finance Authority; Series 2022-1, Class A	4.38%	09/20/2036	1,661	1,591,264
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,149,633
				2,740,897

New Jersey–5.10%
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. RB (INS - AMBAC)(e)	5.50%	09/01/2024	3,390	3,536,691
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	240	240,613
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(i)	5.00%	10/01/2047	945	929,097
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(i)	5.38%	01/01/2043	2,000	2,003,642
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,590	2,398,296
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(e)(f)	0.00%	12/15/2026	14,305	12,463,170
Series 2016 A-1, RN	5.00%	06/15/2028	960	1,013,355
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	927,298
Series 2018 A, RN(b)(h)	5.00%	06/15/2029	1,575	1,660,127
Series 2018 A, RN(b)(h)	5.00%	06/15/2030	535	563,344
Series 2022, RB	5.25%	06/15/2046	1,425	1,503,604
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,895	2,840,071
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,675	1,687,708
				31,767,016

New York–23.21%
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(d)(i)	5.00%	01/01/2035	1,600	1,618,513
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,383,090
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	1,140	1,106,598
Series 2017 A, Ref. RB (INS - AGM)(e)	4.00%	02/15/2047	360	347,077
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,050	2,098,831
Metropolitan Transportation Authority; Series 2012 A, RB(b)	5.00%	11/15/2027	10,000	10,012,050
Metropolitan Transportation Authority (Bidding Group 1);
Series 2022 A, RB	4.00%	11/15/2040	1,790	1,712,765
Series 2022 A, RB	4.00%	11/15/2043	2,980	2,811,974
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	605	614,209
Series 2020 A-1, RB (INS - AGM)(e)	4.00%	11/15/2041	2,015	1,898,875
Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,353,419

New York & New Jersey (States of) Port Authority; Series 2020 221, RB(i)	4.00%	07/15/2055	2,340	2,050,777
Two Hundred Seventh Series 2018, Ref. RB(b)(h)(i)	5.00%	09/15/2028	3,255	3,466,776
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,480	2,670,520
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,500	1,660,305
Subseries 2022 D-1, GO Bonds(b)	5.25%	05/01/2038	1,355	1,539,050
Subseries 2022 D-1, GO Bonds(b)	5.25%	05/01/2042	2,305	2,571,375
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(e)	3.00%	01/01/2046	2,525	1,885,270
New York (City of), NY Municipal Water Finance Authority;
Series 2020 AA-2, RB	4.00%	06/15/2042	3,075	3,071,140
Series 2020 BB-1, RB	4.00%	06/15/2050	1,670	1,588,353
Series 2022, RB(b)	5.00%	06/15/2051	5,070	5,422,345

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	$ 1,465	$ 1,474,042
Series 2019 B-1, RB	4.00%	11/01/2045	860	825,079
Subseries 2013, RB(b)	5.00%	11/01/2038	4,500	4,557,187
New York (State of) Dormitory Authority; Series 2022, RB(b)	4.00%	03/15/2046	5,000	4,789,003
New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2044	3,380	3,271,744
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2028	2,900	3,285,623
Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2029	2,455	2,818,120
New York (State of) Dormitory Authority (General Purpose); Series 2014 C, RB(b)	5.00%	03/15/2040	4,840	4,938,904
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,635	3,474,045
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS - BHAC)(e)	5.50%	07/01/2031	1,040	1,177,564
New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	670	650,433
New York (State of) Power Authority; Series 2020 A, RB(b)	4.00%	11/15/2045	3,700	3,618,501
New York (State of) Power Authority (Green Bonds); Series 2020, RB(b)	4.00%	11/15/2055	4,175	3,951,468
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,790	4,423,920
Series 2019 B, RB (INS - AGM)(b)(e)	4.00%	01/01/2050	2,625	2,458,680
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,495	2,365,037
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	285	265,691
New York Counties Tobacco Trust V; Series 2005 S-2, RB(f)	0.00%	06/01/2050	10,140	1,332,502
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	3,235,158
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(d)	5.00%	11/15/2044	6,095	5,761,050
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,350	3,230,138
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	570	583,634
Series 2020, Ref. RB(i)	5.38%	08/01/2036	960	972,251
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,295	1,295,088
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,340	1,340,015
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2031	235	239,051
Series 2018, RB(i)	5.00%	01/01/2033	2,075	2,101,828
Series 2018, RB(i)	5.00%	01/01/2034	1,000	1,009,048
Series 2018, RB(i)	5.00%	01/01/2036	335	336,684
Series 2020, RB(i)	5.00%	10/01/2040	2,015	2,014,861
Series 2020, RB(i)	4.38%	10/01/2045	1,160	1,060,411
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	3,055	3,034,814
Series 2016 A, RB(i)	5.25%	01/01/2050	1,660	1,665,292
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(i)	5.00%	12/01/2038	1,265	1,274,870
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	2,385	2,262,251
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,524,774
Triborough Bridge & Tunnel Authority; Series 2022, RB(b)	5.00%	05/15/2051	5,480	5,825,391
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	750	796,425
Series 2021 A, RB	5.00%	11/15/2056	1,130	1,192,465
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,575	2,425,801
				144,742,155

North Carolina–0.53%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB	5.00%	07/01/2047	2,055	2,140,318
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(i)	5.00%	06/30/2054	1,135	1,136,706
				3,277,024

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.58%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	$ 2,140	$ 1,937,114
Series 2017 C, RB	5.00%	06/01/2048	1,900	1,677,135
				3,614,249

Ohio–6.37%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	790	799,016
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	475	443,356
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,315	4,630,935
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,360	7,671,363
Series 2020 B-3, Ref. RB(f)	0.00%	06/01/2057	8,650	1,014,522
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	3,000	3,089,089
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(d)	6.50%	01/01/2034	1,000	1,009,667
Cleveland (City of), OH;
Series 2008 B-2, RB (INS - NATL)(e)(f)	0.00%	11/15/2026	3,545	3,110,828
Series 2008 B-2, RB (INS - NATL)(e)(f)	0.00%	11/15/2028	3,845	3,138,918
Series 2008 B-2, RB (INS - NATL)(e)(f)	0.00%	11/15/2038	2,800	1,396,610
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	720	716,736
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	640	644,302
Series 2017, Ref. RB	5.50%	02/15/2052	1,590	1,613,926
Series 2017, Ref. RB	5.00%	02/15/2057	1,915	1,849,327
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,518,834
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,395	1,273,775
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	990	855,682
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,460,747)(d)(l)	6.00%	04/01/2038	1,490	560,240
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	871,584
Ohio (State of); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,199,894
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(e)(i)	5.00%	12/31/2039	750	760,042
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(d)(i)	4.25%	01/15/2038	575	535,968
				39,704,614

Oklahoma–0.94%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	3,775	3,463,877
Series 2018 B, RB	5.50%	08/15/2057	1,230	1,116,476
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(k)	5.00%	08/01/2052	1,825	1,825
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,245	1,246,436
				5,828,614

Oregon–0.66%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	505	450,639
Oregon (State of); Series 2019, GO Bonds(b)(h)	5.00%	08/01/2044	3,360	3,642,574
				4,093,213

Pennsylvania–2.27%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	835	760,036
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	510	521,704
Series 2021, RB	5.00%	11/01/2051	680	692,720

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB(j)	5.13%	12/01/2039	$ 1,500	$ 1,463,243
Series 2017 B-1, RB	5.25%	06/01/2047	1,250	1,292,499
Series 2019 A, RB	5.00%	12/01/2049	215	223,874
Series 2020 B, RB	5.00%	12/01/2050	590	616,695
Series 2021 A, RB	4.00%	12/01/2050	1,260	1,115,962
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	4,920	5,014,663
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	385	389,091
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,735,166
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(d)	5.00%	06/15/2050	400	353,700
				14,179,353

Puerto Rico–5.12%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,420	3,411,460
Series 2002, RB	5.63%	05/15/2043	1,825	1,825,491
Series 2005 A, RB(f)	0.00%	05/15/2050	5,570	965,298
Series 2005 B, RB(f)	0.00%	05/15/2055	2,530	250,806
Series 2008 A, RB(f)	0.00%	05/15/2057	14,910	988,640
Series 2008 B, RB(f)	0.00%	05/15/2057	37,725	1,963,711
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,198,352
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (Acquired 04/08/2020; Cost $570,115) (INS - NATL)(e)(l)	4.75%	07/01/2033	575	550,062
Series 2007 VV, Ref. RB (Acquired 04/24/2020; Cost $1,914,489) (INS - NATL)(e)(l)	5.25%	07/01/2029	1,900	1,909,810
Series 2007 VV, Ref. RB (Acquired 06/27/2018; Cost $734,877) (INS - NATL)(e)(l)	5.25%	07/01/2033	725	722,639
Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $676,232) (INS - NATL)(e)(l)	5.25%	07/01/2035	640	634,615
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2004 J, RB (INS - NATL)(e)	5.00%	07/01/2029	370	369,164
Series 2007 N, Ref. RB (INS - AGM)(e)	5.50%	07/01/2029	600	615,225
Series 2007 N, Ref. RB (INS - NATL)(e)	5.25%	07/01/2032	760	759,229
Series 2007 N, Ref. RB (INS - AGC)(e)	5.25%	07/01/2034	1,195	1,186,201
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2029	1,405	1,022,146
Series 2018 A-1, RB(f)	0.00%	07/01/2033	2,116	1,222,167
Series 2018 A-1, RB(f)	0.00%	07/01/2046	8,320	2,096,849
Series 2018 A-1, RB(f)	0.00%	07/01/2051	10,905	2,051,909
Series 2018 A-1, RB	4.75%	07/01/2053	1,469	1,342,232
Series 2018 A-1, RB	5.00%	07/01/2058	5,641	5,352,241
Series 2019 A-2, RB	4.33%	07/01/2040	1,655	1,499,298
				31,937,545

Rhode Island–0.11%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	700	711,650

South Carolina–2.30%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(c)(g)	5.25%	08/01/2023	4,450	4,528,889
South Carolina (State of) Ports Authority;
Series 2015, RB(c)(g)(i)	5.25%	07/01/2025	3,240	3,415,270
Series 2015, RB(c)(g)(i)	5.25%	07/01/2025	215	226,631
Series 2015, RB(c)(g)(i)	5.25%	07/01/2025	1,045	1,101,530
South Carolina (State of) Public Service Authority;
Series 2013 E, RB	5.50%	12/01/2053	3,830	3,858,560
Series 2014 C, Ref. RB	5.00%	12/01/2046	1,175	1,178,361
				14,309,241

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota–1.08%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	4.00%	07/01/2042	$ 2,975	$ 2,896,327
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	3,840	3,855,819
				6,752,146

Tennessee–1.27%
Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,700	1,603,975
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,780	1,833,814
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(i)	5.00%	07/01/2043	1,275	1,297,111
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	570	576,591
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(c)	5.00%	11/01/2031	2,505	2,583,878
				7,895,369

Texas–15.80%
Alamo Community College District; Series 2012, GO Bonds(b)	5.00%	08/15/2034	4,895	4,902,853
Central Texas Regional Mobility Authority; Series 2021 B, RB	5.00%	01/01/2046	670	698,549
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,328,877
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,660	1,690,132
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,050	2,966,574
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,295	1,238,136
Houston (City of), TX (United Airlines, Inc.); Series 2021 A, RB(i)	4.00%	07/01/2041	585	491,772
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(i)	4.75%	07/01/2024	820	821,542
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	500	506,828
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(e)(f)	0.00%	09/01/2026	3,975	3,503,716
Series 2001 B, RB (INS - AGM)(e)(f)	0.00%	09/01/2027	5,015	4,265,347
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)(d)(g)	5.50%	08/15/2024	1,230	1,285,530
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,170	1,286,841
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(i)	4.63%	10/01/2031	2,100	2,035,454
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(k)	4.75%	07/01/2052	750	510,000
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,079,711
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(e)	5.00%	04/01/2046	1,985	1,994,552
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(d)	4.00%	08/15/2051	1,235	939,975
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB(c)(g)	6.50%	01/01/2023	1,000	1,002,952
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,518,214
Series 2020, RB	5.25%	10/01/2055	2,520	2,009,256
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(e)(f)	0.00%	01/01/2028	16,400	13,570,042
Series 2008 D, Ref. RB (INS - AGC)(e)(f)	0.00%	01/01/2029	2,725	2,163,700
Series 2008 D, Ref. RB (INS - AGC)(e)(f)	0.00%	01/01/2031	3,550	2,607,517
San Antonio (City of), TX; Series 2013, RB(c)(g)	5.00%	02/01/2023	2,405	2,415,078
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(e)	5.00%	10/01/2032	2,265	2,266,718
Series 2011, RB (INS - AGM)(e)	5.00%	10/01/2037	2,475	2,476,674
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	3,415	3,472,617
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,645	1,514,329
Series 2016, Ref. RB	5.00%	05/15/2045	1,030	883,446
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,801,783)(k)(l)	6.38%	02/15/2048	1,785	1,160,250

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	$ 85	$ 81,678
Series 2020, Ref. RB	6.75%	11/15/2051	85	79,299
Series 2020, Ref. RB	6.88%	11/15/2055	85	80,011
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	655	673,650
Texas (State of) Transportation Commission;
Series 2019, RB(f)	0.00%	08/01/2037	1,250	584,405
Series 2019, RB(f)	0.00%	08/01/2039	1,400	579,637
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(e)(f)	0.00%	08/15/2027	6,800	5,846,220
Series 2002, RB(f)(g)	0.00%	08/15/2027	200	173,630
Series 2015 B, Ref. RB(f)	0.00%	08/15/2036	3,075	1,656,780
Series 2015 B, Ref. RB(f)	0.00%	08/15/2037	705	357,483
Series 2015 C, Ref. RB	5.00%	08/15/2034	5,000	5,100,036
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,805	3,850,585
Texas (State of) Water Development Board; Series 2022, RB	5.00%	10/15/2047	3,340	3,696,635
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,955	3,088,136
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	1,070	1,073,421
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	1,250	1,280,213
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(i)	5.00%	06/30/2058	1,720	1,708,602
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,004
				98,522,607

Utah–1.05%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(d)	4.00%	03/01/2051	500	377,936
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	363,017
Salt Lake City (City of), UT;
Series 2021 A, RB(i)	5.00%	07/01/2046	840	862,493
Series 2021 A, RB(i)	5.00%	07/01/2051	450	455,320
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2017 A, RB(b)(i)	5.00%	07/01/2047	2,540	2,571,157
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,025	1,940,032
				6,569,955

Virginia–1.98%
Hampton Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,090	2,012,763
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $330,000)(l)	5.00%	09/01/2050	330	217,117
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(i)	5.00%	01/01/2038	2,000	2,052,736
Series 2022, Ref. RB(i)	5.00%	07/01/2038	2,250	2,309,328
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2052	1,325	1,361,343
Series 2022, Ref. RB(i)	5.00%	12/31/2057	835	854,527
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	1,155	1,156,445
Series 2017, RB(i)	5.00%	12/31/2056	2,420	2,400,316
				12,364,575

Washington–2.74%
Kalispel Tribe of Indians; Series 2018 A, RB(d)	5.00%	01/01/2032	1,350	1,416,097
Seattle (Port of), WA; Series 2022 B, Ref. RB(i)	5.50%	08/01/2047	500	538,466
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,785	2,699,561
Washington (State of);
Series 2004 F, GO Bonds (INS - AMBAC)(e)(f)	0.00%	12/01/2029	5,100	4,083,648
Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	1,850	1,991,446

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	$ 1,160	$ 1,165,957
Series 2018, RB	5.00%	07/01/2048	830	805,941
Series 2018, RB	5.00%	07/01/2048	3,440	3,417,258
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	435	352,773
Series 2016 A, Ref. RB(d)	5.00%	07/01/2051	360	284,046
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	397	355,910
				17,111,103

West Virginia–0.14%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(d)	7.50%	06/01/2043	840	871,668

Wisconsin–5.29%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(e)(f)	0.00%	12/15/2050	6,520	1,727,171
Series 2020 D, RB (INS - AGM)(e)(f)	0.00%	12/15/2055	3,800	773,868
Series 2020 D, RB (INS - AGM)(e)(f)	0.00%	12/15/2060	24,670	3,804,787
Series 2022, RB(d)	5.25%	12/15/2061	1,705	1,705,460
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	835	581,404
Series 2021, RB	4.00%	08/15/2051	2,805	2,483,683
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,505	2,403,966
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,001,947
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/2034	2,000	1,919,285
Wisconsin (State of) Public Finance Authority; Series 2022, RB(d)	6.00%	06/01/2062	780	735,297
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)(k)	6.75%	08/01/2031	900	539,391
Series 2017, RB(d)	6.75%	12/01/2042	2,100	1,754,896
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(d)	6.13%	02/01/2050	420	365,305
Series 2022 A, RB(d)	6.13%	02/01/2050	455	395,747
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(b)(h)	5.00%	03/01/2046	3,420	3,563,068
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	5.13%	06/15/2039	650	623,055
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.38%	01/01/2048	640	393,600
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,714,366
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,689,153
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	815	823,229
				32,998,678

Wyoming–0.36%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(g)	5.00%	01/01/2027	2,060	2,241,478
TOTAL INVESTMENTS IN SECURITIES(n) –155.92% (Cost $975,508,037)				972,187,488
FLOATING RATE NOTE OBLIGATIONS–(20.73)%
Notes with interest and fee rates ranging from 2.45% to 2.62% at 11/30/2022 and contractual maturities of collateral ranging from 11/15/2027 to 04/01/2056(o)				(129,285,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(37.38)%				(233,077,081)
OTHER ASSETS LESS LIABILITIES–2.19%				13,695,740
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$ 623,521,147

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $50,942,357, which represented 8.17% of the Trust’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Zero coupon bond issued at a discount.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $30,640,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $3,651,466, which represented less than 1% of the Trust’s Net Assets.

(l)	Restricted security. The aggregate value of these securities at November 30, 2022 was $7,194,733, which represented 1.15% of the Trust’s Net Assets.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(n)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.59%

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Trust’s investments with a value of $188,200,340 are held by TOB Trusts and serve as collateral for the $129,285,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2022, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Value Municipal Income Trust